Basic and diluted loss per share	12 Months Ended
Dec. 31, 2021
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Basis And Diluted Loss Per Share

19. Basic and diluted loss per share

Basic and diluted loss per share is calculated by dividing the loss attributable to equity holders of the Company by the weighted average number of issued and outstanding ordinary shares during the year.

All of the Company’s potential dilutive securities have been excluded from the computation of diluted net loss per share attributable to ordinary stockholders as the effect of including them would be antidilutive.

Potentially dilutive shares that were not included in the diluted per share calculations because they would be anti-dilutive were:

	December 31,	December 31,
	2021	2020
	€	€
Series A preferred shares	—	5,242,850
Series B preferred shares	—	7,650,147
Series C preferred shares	—	5,826,279

Basic and diluted loss per share

	December 31,	December 31,
	2021	2020
	€	€
Loss attributable to equity holders of the Company	(42,700,486)	(25,990,069)
Weighted average number of ordinary shares outstanding	30,411,902	4,850,000
Basic and diluted loss per share	(1.40)	(5.36)